Schedule of investments
Optimum Large Cap Growth Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.42%♦
Communication Services — 12.51%
Alphabet Class A	400,504	$ 72,951,804
Alphabet Class C	391,803	71,864,506
Meta Platforms Class A	142,720	71,962,279
Netflix †	49,792	33,603,625
Pinterest Class A †	59,932	2,641,203
Trade Desk Class A †	50,048	4,888,188
		257,911,605
Consumer Discretionary — 15.53%
Amazon.com †	673,121	130,080,633
AutoZone †	2,879	8,533,644
Booking Holdings	2,204	8,731,146
Burlington Stores †	18,644	4,474,560
Carvana †	4,532	583,359
Chipotle Mexican Grill †	380,150	23,816,397
Coupang †	158,899	3,328,934
Dick's Sporting Goods	9,675	2,078,674
Grand Canyon Education †	32,083	4,488,733
Home Depot	29,598	10,188,816
Light & Wonder †	15,346	1,609,488
Lululemon Athletica †	56,192	16,784,550
Magic Leap Class A =, †	2,058	2,724
NIKE Class B	67,502	5,087,626
Ollie's Bargain Outlet Holdings †	80,117	7,865,086
O'Reilly Automotive †	2,704	2,855,586
Pool	4,657	1,431,236
PulteGroup	26,259	2,891,116
Ross Stores	107,174	15,574,526
Tesla †	165,029	32,655,938
Texas Roadhouse	6,043	1,037,644
TJX	189,734	20,889,713
Travel + Leisure	4,668	209,967
Ulta Beauty †	7,336	2,830,742
Wingstop	28,798	12,171,763
		320,202,601
Consumer Staples — 2.27%
Constellation Brands Class A	24,698	6,354,301
Costco Wholesale	40,589	34,500,244
Target	39,690	5,875,708
		46,730,253
Energy — 0.78%
Antero Midstream	54,136	797,965
EOG Resources	51,717	6,509,619
Matador Resources	29,440	1,754,624
Schlumberger	86,240	4,068,803
Targa Resources	23,612	3,040,753
		16,171,764
Financials — 6.16%
American Express	52,904	12,249,921
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financials (continued)
Block †	80,909	$ 5,217,821
Blue Owl Capital	9,050	160,638
Equitable Holdings	20,027	818,303
Mastercard Class A	110,981	48,960,378
MSCI	30,026	14,465,026
Primerica	8,790	2,079,538
Progressive	26,407	5,484,998
SLM	147,145	3,059,145
Tradeweb Markets Class A	64,232	6,808,592
Visa Class A	105,098	27,585,072
		126,889,432
Healthcare — 9.02%
AbbVie	18,566	3,184,440
Alnylam Pharmaceuticals †	19,482	4,734,126
Biogen †	13,225	3,065,819
Chemed	544	295,164
Dexcom †	91,693	10,396,152
Edwards Lifesciences †	48,981	4,524,375
Eli Lilly & Co.	63,219	57,237,218
Exelixis †	4,685	105,272
Genmab †	10,659	2,670,911
Gilead Sciences	28,100	1,927,941
HCA Healthcare	13,655	4,387,078
IDEXX Laboratories †	6,671	3,250,111
Insulet †	12,626	2,547,927
Intuitive Surgical †	43,240	19,235,314
Medpace Holdings †	25,008	10,299,545
Merck & Co.	31,724	3,927,431
Regeneron Pharmaceuticals †	16,297	17,128,636
ResMed	24,456	4,681,368
UnitedHealth Group	58,262	29,670,506
Waters †	9,458	2,743,955
		186,013,289
Industrials — 5.05%
Acuity Brands	21,640	5,224,762
Advanced Drainage Systems	36,576	5,866,425
Allison Transmission Holdings	2,922	221,780
Armstrong World Industries	58,057	6,574,375
Boeing †	13,365	2,432,564
BWX Technologies	6,582	625,290
Cintas	22,894	16,031,752
Comfort Systems USA	2,775	843,933
Copart †	81,520	4,415,123
Donaldson	69,507	4,973,921
EMCOR Group	11,234	4,101,309
Fortive	73,023	5,411,004
FTI Consulting †	12,577	2,710,721
JB Hunt Transport Services	14,106	2,256,960
Johnson Controls International	27,693	1,840,754
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Schedule of investments
Optimum Large Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Lockheed Martin	27,485	$ 12,838,243
Nordson	16,897	3,919,090
Trane Technologies	21,529	7,081,534
Uber Technologies †	32,690	2,375,909
Verisk Analytics	8,606	2,319,747
Waste Management	33,324	7,109,342
Westinghouse Air Brake Technologies	25,611	4,047,818
Yaskawa Electric	23,300	836,622
		104,058,978
Information Technology — 46.97%
Adobe †	17,642	9,800,837
Advanced Micro Devices †	35,766	5,801,603
Analog Devices	49,747	11,355,250
Appfolio Class A †	20,311	4,967,461
Apple	1,085,531	228,634,539
Applied Materials	123,105	29,051,549
AppLovin Class A †	19,258	1,602,651
Arista Networks †	26,824	9,401,275
ASML Holding	11,476	11,850,232
Broadcom	19,064	30,607,824
Cloudflare Class A †	3,570	295,703
Cognex	26,225	1,226,281
Crowdstrike Holdings Class A †	9,984	3,825,769
Datadog Class A †	62,397	8,092,267
DocuSign †	101,761	5,444,213
Dynatrace †	135,044	6,041,869
Fair Isaac †	9,837	14,643,948
Gartner †	8,694	3,904,128
Keyence	13,300	5,832,028
KLA	9,203	7,587,966
Lam Research	6,053	6,445,537
Lattice Semiconductor †	82,550	4,787,074
Manhattan Associates †	3,767	929,244
Microsoft	424,960	189,935,872
Monolithic Power Systems	3,540	2,908,747
Motorola Solutions	10,961	4,231,494
NetApp	108,029	13,914,135
NVIDIA	2,081,081	257,096,747
Okta †	106,600	9,978,826
Onto Innovation †	17,414	3,823,418
Oracle	7,206	1,017,487
Palantir Technologies Class A †	77,930	1,973,967
Pegasystems	18,491	1,119,260
Pure Storage Class A †	8,517	546,877
QUALCOMM	56,587	11,270,999
Salesforce	104,769	26,936,110
ServiceNow †	11,204	8,813,851
Smartsheet Class A †	95,739	4,220,175
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Synopsys †	7,846	$ 4,668,841
Workday Class A †	8,083	1,807,035
Zscaler †	60,526	11,632,492
		968,025,581
Materials — 1.00%
Eagle Materials	30,830	6,704,292
Ecolab	34,280	8,158,640
Southern Copper	53,032	5,713,667
		20,576,599
Real Estate — 0.11%
Simon Property Group	15,188	2,305,538
		2,305,538
Utilities — 0.02%
Vistra	4,067	349,681
		349,681
Total Common Stocks (cost $1,192,352,569)		2,049,235,321

Exchange-Traded Fund — 0.03%
iShares Russell 1000 Growth ETF	1,396	508,856
Total Exchange-Traded Fund (cost $484,971)		508,856

Rights — 0.00%
ABIOMED =, †	15,699	16,013
Total Rights (cost $0)		16,013

Short-Term Investments — 0.54%
Money Market Mutual Funds — 0.54%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	2,812,818	2,812,818
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	2,812,818	2,812,818
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	2,812,818	2,812,818

2    NQ- OPTLG [0624] 0824 (3775179)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	2,812,818	$ 2,812,818
Total Short-Term Investments (cost $11,251,272)		11,251,272

Total Value of Securities—99.99% (cost $1,204,088,812)		2,061,011,462
Receivables and Other Assets Net of Liabilities—0.01%		111,495
Net Assets Applicable to 84,779,317 Shares Outstanding—100.00%		$2,061,122,957

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

The following forward foreign currency exchange contracts were outstanding at June 30,2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
UBS	JPY	(369,850,425)	USD	2,349,853	9/27/24	$18,558
The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
Summary of currencies:
JPY – Japanese Yen
USD – US Dollar

NQ- OPTLG [0624] 0824 (3775179)    3